UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2009 to December 31, 2011

TAL INTERNATIONAL CONTAINER CORPORATION

Date of Report (Date of earliest event reported):  February 10, 2012

Commission File Number of securitizer:

Central Index Key Number of securitizer:  0001493223

Marc A. Pearlin,

Secretary

Tel:  (914) 697-2554

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(1), TAL International Container Corporation has indicated by check mark that there is no activity to report for the initial period.*

* This disclosure does not contain any investor demands upon the Indenture Trustees prior to July 22, 2010. For periods prior to July 22, 2010, the Indenture Trustees provided information only to the extent that they had such information, as they were under no obligation to gather and retain information about such activities.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

TAL INTERNATIONAL CONTAINER CORPORATION (Securitizer)

By:	/s/ Jeffrey M. Casucci
Name:	Jeffrey M. Casucci
Title:	Vice President and Treasurer
Date:	February 10, 2012